ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 505	$ 427	$ 54,302
Allowance for credit losses	$ 0	$ 0